Analysis of changes in financing during the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
At 1 January	£ 43,556	[1]	£ 46,490
Issue of ordinary shares			17		£ 144
Net cash flows from financing activities	90		(2,570)		389
At 31 December	43,824		43,556	[1]	46,490
Share capital, share premium, and paid-in-equity
At 1 January	17,246		17,134		16,910
Issue of ordinary shares			17		144
Issue of paid in equity	(2,218)
Net cash flows from financing activities	2,218		17		144
AT1 reclassification to subordinated liabilities	(1,277)
At 31 December	18,239		17,246		17,134
Share capital, share premium, and paid-in-equity | Employee share schemes
Issue of ordinary shares	£ 52		£ 95		£ 80

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.